RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of related party transactions [Abstract]
Disclosure of transactions between related parties
The Company’s outstanding balances with its equity accounted investees are as follows:

	2023	2022
Accounts receivable (Note 9)	$59.5	$49.7
Contract assets	25.6	23.0
Other non-current assets	17.1	12.8
Accounts payable and accrued liabilities (Note 16)	5.7	5.1
Contract liabilities	58.0	46.5
Other non-current liabilities	—	1.5
The Company’s transactions with its equity accounted investees are as follows:

	2023	2022
Revenue	$223.0	$111.8
Purchases	4.6	3.5
Other income	1.2	3.8
The compensation expense of key management for employee services recognized in income are as follows:

	2023	2022
Salaries and other short-term employee benefits	$7.6	$8.4
Post-employment benefits – defined benefit plans	4.4	2.2
Share-based payments expense	1.7	6.6
	$13.7	$17.2